Fair value of financial instruments (Tables)	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

	As at July 31, 2026
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$40,521	$–	$–	$9,913	$9,913	$50,434	$50,434
Securities
Trading	244,630	7,580	–	–	–	–	252,210	252,210
Investment, net of applicable allowance	–	–	288,844	1,659	103,449	100,270	393,952	390,773
	244,630	7,580	288,844	1,659	103,449	100,270	646,162	642,983
Assets purchased under reverse repurchase agreements and securities borrowed	236,944	–	–	–	77,094	77,110	314,038	314,054
Loans, net of applicable allowance
Retail	1,382	–	433	–	675,904	674,294	677,719	676,109
Wholesale	12,544	–	683	–	417,784	417,258	431,011	430,485
	13,926	–	1,116	–	1,093,688	1,091,552	1,108,730	1,106,594
Other
Derivatives	162,386	–	–	–	–	–	162,386	162,386
Other assets (1)	19,807	–	–	–	64,457	64,457	84,264	84,264
Financial liabilities
Deposits
Personal	$1,190	$45,087			$492,341	$492,732	$538,618	$539,009
Business and government (2)	496	190,637			835,786	836,967	1,026,919	1,028,100
Bank (3)	–	4,195			74,841	74,837	79,036	79,032
	1,686	239,919			1,402,968	1,404,536	1,644,573	1,646,141
Other
Obligations related to securities sold short	59,405	–			–	–	59,405	59,405
Obligations related to assets sold under repurchase agreements and securities loaned	–	269,759			55,426	55,426	325,185	325,185
Derivatives	167,038	–			–	–	167,038	167,038
Other liabilities (4)	–	20,198			66,306	66,292	86,504	86,490
Subordinated debentures	–	217			13,363	13,441	13,580	13,658

	As at October 31, 2025
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financia l instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$40,455	$–	$–	$9,909	$9,909	$50,364	$50,364
Securities
Trading	212,878	6,189	–	–	–	–	219,067	219,067
Investment, net of applicable allowance	–	–	240,299	1,496	100,926	98,728	342,721	340,523
	212,878	6,189	240,299	1,496	100,926	98,728	561,788	559,590
Assets purchased under reverse repurchase agreements and securities borrowed	226,213	–	–	–	83,470	83,470	309,683	309,683
Loans, net of applicable allowance
Retail	1,128	–	442	–	646,832	648,413	648,402	649,983
Wholesale	9,724	–	690	–	383,606	382,551	394,020	392,965
	10,852	–	1,132	–	1,030,438	1,030,964	1,042,422	1,042,948
Other
Derivatives	177,206	–	–	–	–	–	177,206	177,206
Other assets (1)	14,382	–	–	–	58,487	58,487	72,869	72,869
Financial liabilities
Deposits
Personal	$942	$41,302			$487,496	$488,644	$529,740	$530,888
Business and government (2)	313	168,690			777,311	779,130	946,314	948,133
Bank (3)	–	2,908			36,654	36,657	39,562	39,565
	1,255	212,900			1,301,461	1,304,431	1,515,616	1,518,586
Other
Obligations related to securities sold short	49,891	–			–	–	49,891	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	–	242,916			46,600	46,600	289,516	289,516
Derivatives	183,953	–			–	–	183,953	183,953
Other liabilities (4)	–	21,688			58,287	58,293	79,975	79,981
Subordinated debentures	–	232			13,729	13,887	13,961	14,119

(1)	Includes financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of as
set
s and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	July 31, 2026						October 31, 2025
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$40,521	$–	$		$40,521	$–	$40,455	$–	$		$40,455
Securities
Trading
Debt issued or guaranteed by:
Canadian government
Federal	21,400	3,169	–			24,569	17,707	2,864	–			20,571
Provincial and municipal	–	23,529	–			23,529	–	16,891	–			16,891
U.S. federal, state, municipal and agencies (1)	1,647	53,493	–			55,140	435	40,322	–			40,757
Other OECD government (2)	7,636	10,310	–			17,946	7,152	7,265	–			14,417
Mortgage-backed securities	–	77	–			77	–	74	–			74
Asset-backed securities	–	2,119	–			2,119	–	1,295	–			1,295
Corporate debt and other debt	–	31,716	18			31,734	–	25,957	32			25,989
Equities	88,813	4,763	3,520			97,096	93,397	2,813	2,863			99,073
	119,496	129,176	3,538			252,210	118,691	97,481	2,895			219,067
Investment
Debt issued or guaranteed by:
Canadian government
Federal	29,063	14,542	–			43,605	30,110	9,756	–			39,866
Provincial and municipal	–	13,750	–			13,750	–	11,318	–			11,318
U.S. federal, state, municipal and agencies (1)	–	155,891	–			155,891	196	130,495	–			130,691
Other OECD government (2)	8,709	22,141	–			30,850	1,600	10,333	–			11,933
Mortgage-backed securities	–	2,937	31			2,968	–	2,645	29			2,674
Asset-backed securities	–	10,774	–			10,774	–	10,139	–			10,139
Corporate debt and other debt	–	30,884	122			31,006	–	33,544	134			33,678
Equities	638	349	672			1,659	547	367	582			1,496
	38,410	251,268	825			290,503	32,453	208,597	745			241,795
Assets purchased under reverse repurchase agreements and securities borrowed	–	236,944	–			236,944	–	226,213	–			226,213
Loans	–	12,853	2,189			15,042	–	10,710	1,274			11,984
Other
Derivatives
Interest rate contracts	–	28,653	234			28,887	–	25,871	293			26,164
Foreign exchange contracts	–	72,065	51			72,116	–	100,604	102			100,706
Credit derivatives	–	381	–			381	–	350	2			352
Other contracts	5,666	57,555	135			63,356	11,478	41,543	110			53,131
Valuation adjustments	–	(942)	(37)			(979)	–	(1,035)	(45)			(1,080)
Total gross derivatives	5,666	157,712	383			163,761	11,478	167,333	462			179,273
Netting adjustments					(1,375)	(1,375)					(2,067)	(2,067)
Total derivatives						162,386						177,206
Other assets	6,796	13,010	1			19,807	6,108	8,270	4			14,382
	$170,368	$841,484	$6,936		$(1,375)	$1,017,413	$168,730	$759,059	$5,380		$(2,067)	$931,102
Financial liabilities
Deposits
Personal	$–	$46,049	$228	$		$46,277	$–	$41,943	$301	$		$42,244
Business and government	–	191,133	–			191,133	–	169,003	–			169,003
Bank	–	4,195	–			4,195	–	2,908	–			2,908
Other
Obligations related to securities sold short	18,090	41,315	–			59,405	18,678	31,213	–			49,891
Obligations related to assets sold under repurchase agreements and securities loaned	–	269,759	–			269,759	–	242,916	–			242,916
Derivatives
Interest rate contracts	–	25,137	948			26,085	–	20,679	901			21,580
Foreign exchange contracts	–	67,353	27			67,380	–	95,045	46			95,091
Credit derivatives	–	276	–			276	–	262	–			262
Other contracts	5,348	69,030	390			74,768	12,657	56,287	366			69,310
Valuation adjustments	–	(95)	(1)			(96)	–	(257)	34			(223)
Total gross derivatives	5,348	161,701	1,364			168,413	12,657	172,016	1,347			186,020
Netting adjustments					(1,375)	(1,375)					(2,067)	(2,067)
Total derivatives						167,038						183,953
Other liabilities	–	20,198	–			20,198	–	21,688	–			21,688
Subordinated debentures	–	217	–			217	–	232	–			232
	$23,438	$734,567	$1,592		$(1,375)	$758,222	$31,335	$681,919	$1,648		$(2,067)	$712,835

(1)	United States (U.S.).
(2)	Organisation for Economic Co-operation and Development (OECD).

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended July 31, 2026
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$17	$–	$–	$1	$–	$–	$–	$18	$–
Equities	3,009	3	54	492	(48)	10	–	3,520	6
	3,026	3	54	493	(48)	10	–	3,538	6
Investment
Mortgage-backed securities	29	–	2	–	–	–	–	31	–
Corporate debt and other debt	123	1	2	–	(4)	–	–	122	1
Equities	589	21	70	13	(21)	–	–	672	21
	741	22	74	13	(25)	–	–	825	22
Loans	1,835	(17)	10	646	(58)	–	(227)	2,189	(15)
Other
Net derivative balances (3)
Interest rate contracts	(649)	(36)	–	(4)	(23)	2	(4)	(714)	(35)
Foreign exchange contracts	(42)	60	(2)	9	(15)	–	14	24	59
Credit derivatives	1	(1)	–	–	–	–	–	–	(1)
Other contracts	(273)	(43)	(9)	9	36	(62)	87	(255)	(20)
Valuation adjustments	(72)	–	–	–	36	–	–	(36)	–
Other assets	2	–	–	–	(1)	–	–	1	–
	$4,569	$(12)	$127	$1,166	$(98)	$(50)	$(130)	$5,572	$16
Liabilities
Deposits	$(188)	$(11)	$(1)	$(67)	$38	$(80)	$81	$(228)	$(9)
	$(188)	$(11)	$(1)	$(67)	$38	$(80)	$81	$(228)	$(9)

	For the three mont hs en ded July 31, 2025
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$32	$–	$–	$3	$(3)	$51	$–	$83	$–
Equities	2,655	(104)	6	159	(31)	1	(8)	2,678	(81)
	2,687	(104)	6	162	(34)	52	(8)	2,761	(81)
Investment
Mortgage-backed securities	31	–	(2)	–	–	–	–	29	n.s.
Corporate debt and other debt	134	–	3	–	(3)	–	–	134	n.s.
Equities	570	–	5	–	(1)	–	–	574	n.s.
	735	–	6	–	(4)	–	–	737	n.s.
Loans	1,207	(63)	(3)	20	(1)	–	(11)	1,149	(62)
Other
Net derivative balances (3)
Interest rate contracts	(522)	(68)	1	34	(42)	(28)	(21)	(646)	(81)
Foreign exchange contracts	(53)	7	(1)	1	–	–	–	(46)	7
Credit derivatives	–	–	–	–	–	–	–	–	–
Other contracts	(392)	(48)	(2)	(22)	(7)	(27)	202	(296)	(34)
Valuation adjustments	25	–	–	–	(7)	–	–	18	–
Other assets	5	–	–	–	(1)	–	–	4	–
	$3,692	$(276)	$7	$195	$(96)	$(3)	$162	$3,681	$(251)
Liabilities
Deposits	$(542)	$(51)	$(1)	$(208)	$27	$(61)	$267	$(569)	$(32)
	$(542)	$(51)	$(1)	$(208)	$27	$(61)	$267	$(569)	$(32)

	For the nine months ended July 31, 2026
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$32	$(1)	$(1)	$2	$(1)	$–	$(13)	$18	$–
Equities	2,863	(43)	5	823	(166)	38	–	3,520	(23)
	2,895	(44)	4	825	(167)	38	(13)	3,538	(23)
Investment
Mortgage-backed securities	29	–	2	–	–	–	–	31	–
Corporate debt and other debt	134	3	(3)	–	(12)	–	–	122	2
Equities	582	21	78	15	(24)	–	–	672	18
	745	24	77	15	(36)	–	–	825	20
Loans	1,274	(95)	4	1,194	(60)	106	(234)	2,189	(118)
Other
Net derivative balances (3)
Interest rate contracts	(608)	(69)	–	9	(20)	2	(28)	(714)	(62)
Foreign exchange contracts	56	(65)	(2)	(40)	32	10	33	24	57
Credit derivatives	2	(2)	–	–	–	–	–	–	(1)
Other contracts	(256)	(48)	(3)	(7)	44	(171)	186	(255)	(99)
Valuation adjustments	(79)	–	–	(29)	72	–	–	(36)	–
Other assets	4	–	–	–	(3)	–	–	1	–
	$4,033	$(299)	$80	$1,967	$(138)	$(15)	$(56)	$5,572	$(226)
Liabilities
Deposits	$(301)	$(26)	$2	$(180)	$95	$(297)	$479	$(228)	$(13)
	$(301)	$(26)	$2	$(180)	$95	$(297)	$479	$(228)	$(13)

	For the nine months ended July 31, 2025
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlemen t (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Corporate debt and other debt	$–	$–	$–	$3	$(3)	$83	$–	$83	$–
Equities	2,544	(174)	(8)	493	(171)	2	(8)	2,678	(129)
	2,544	(174)	(8)	496	(174)	85	(8)	2,761	(129)
Investment
Mortgage-backed securities	31	–	(2)	–	–	–	–	29	n.s.
Corporate debt and other debt	143	–	5	–	(14)	–	–	134	n.s.
Equities	506	–	40	32	(4)	–	–	574	n.s.
	680	–	43	32	(18)	–	–	737	n.s.
Loans	1,781	32	(3)	161	(815)	7	(14)	1,149	(43)
Other
Net derivative balances (3)
Interest rate contracts	(493)	(103)	3	(5)	(37)	(19)	8	(646)	(115)
Foreign exchange contracts	(51)	(4)	2	2	(1)	–	6	(46)	(16)
Credit derivatives	–	–	–	–	–	–	–	–	–
Other contracts	(303)	32	1	(34)	–	(301)	309	(296)	75
Valuation adjustments	18	–	–	6	(6)	–	–	18	–
Other assets	7	–	–	–	(3)	–	–	4	–
	$4,183	$(217)	$38	$658	$(1,054)	$(228)	$301	$3,681	$(228)
Liabilities
Deposits	$(478)	$(42)	$–	$(609)	$115	$(271)	$716	$(569)	$14
	$(478)	$(42)	$–	$(609)	$115	$(271)	$716	$(569)	$14

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $62 million
for the three months ended July 31, 2026 (July 31, 2025 – gains of $2 million) and gains of $78 million for the nine months ended July 31, 2026 (July 31, 2025 – gains of $33 million), excluding the translation gains or losses arising on consolidation.

(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at July 31, 2026 included derivative assets of $383 million (July 31, 2025 – $353 million) and derivative liabilities of $1,364 million (July 31, 2025 – $1,323 million).
n.s.	not significant

Summary of Net Interest Income From Financial Instruments
Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the nine months ended
(Millions of Canadian dollars)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$7,768	$7,679	$22,688	$22,932
Financial instruments measured at fair value through other comprehensive income	2,475	2,240	7,050	6,395
Financial instruments measured at amortized cost	16,342	16,191	47,973	48,208
	26,585	26,110	77,711	77,535
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$7,947	$7,623	$23,050	$22,985
Financial instruments measured at amortized cost	9,894	10,136	28,826	30,195
	17,841	17,759	51,876	53,180
Net interest income	$8,744	$8,351	$25,835	$24,355

(1)	Excludes interest and dividend income for the three months ended July 31, 2026 of $303 million (July 31, 2025 – $300 million) and for the nine months ended July 31, 2026 of $987 million (July 31, 2025 – $957 million), and interest expense for the three months ended July 31, 2026 of $40 million
(July 31, 2025 – $52 million) and for the nine months ended July 31, 2026 of $116 million (July 31, 2025 – $170 million) presented in Insurance investment result in the Interim Condensed Consolidated Statements of Income.
(2)	Includes dividend income for the three months ended July 31, 2026 of $890 million
(July 31, 2025 – $905 million) and for the nine months ended July 31, 2026 of $2,700 million (July 31, 2025 – $2,904 million) presented in Interest and dividend income in the Interim Condensed Consolidated Statements of Income.